SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Company's financial instruments measured at fair value (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Level I, Derivative Liability
Level I, Marketable Securities	24,000	38,000
Level II, Derivative Liability
Level II, Marketable Securities
Level III, Derivative Liability	62,753
Level III, Marketable Securities
Total Level I	24,000	38,000
Total Level II
Total Level III	$ 62,753